Remaining performance obligations (Tables)	12 Months Ended
Dec. 31, 2022
Revenue From Contract With Customer1 [Abstract]
Remaining performance obligations
The following table shows revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2022.

	2023	2024	2025	2026	2027	THEREAFTER	TOTAL
Wireline	1,343	1,090	739	461	181	472	4,286
Wireless	1,482	647	40	1	—	—	2,170
Total	2,825	1,737	779	462	181	472	6,456